Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Nationwide Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	508
3 Years	rr_ExpenseExampleYear03	753
5 Years	rr_ExpenseExampleYear05	1,016
10 Years	rr_ExpenseExampleYear10	1,768
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Nationwide Bond Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	658
3 Years	rr_ExpenseExampleYear03	859
5 Years	rr_ExpenseExampleYear05	1,186
10 Years	rr_ExpenseExampleYear10	1,905
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	559
5 Years	rr_ExpenseExampleNoRedemptionYear05	986
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,905
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2003
Nationwide Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	258
3 Years	rr_ExpenseExampleYear03	559
5 Years	rr_ExpenseExampleYear05	986
10 Years	rr_ExpenseExampleYear10	2,174
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	559
5 Years	rr_ExpenseExampleNoRedemptionYear05	986
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,174
1 Year	rr_AverageAnnualReturnYear01	4.61%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2003
Nationwide Bond Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	508
3 Years	rr_ExpenseExampleYear03	699
5 Years	rr_ExpenseExampleYear05	906
10 Years	rr_ExpenseExampleYear10	1,501
Annual Return 2002	rr_AnnualReturn2002	9.27%
Annual Return 2003	rr_AnnualReturn2003	6.39%
Annual Return 2004	rr_AnnualReturn2004	4.83%
Annual Return 2005	rr_AnnualReturn2005	3.13%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	(4.63%)
Annual Return 2009	rr_AnnualReturn2009	15.97%
Annual Return 2010	rr_AnnualReturn2010	8.11%
Annual Return 2011	rr_AnnualReturn2011	6.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
1 Year	rr_AverageAnnualReturnYear01	1.84%
5 Years	rr_AverageAnnualReturnYear05	5.25%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Nationwide Bond Fund | Class D Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Nationwide Bond Fund | Class D Shares | After Taxes on Distributions and Sales of Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.52%
5 Years	rr_AverageAnnualReturnYear05	3.45%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Nationwide Bond Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	rr_RedemptionFeeOverRedemption	2.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Amount of Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	451
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,795
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Nationwide Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NATIONWIDE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks as high a level of current income as is consistent with preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in "Investing with Nationwide Funds" commencing on page 30 of this Prospectus and in "Additional Information on Purchases and Sales" commencing on page 76 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.39%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in a wide variety of investment grade fixed-income securities, such as corporate bonds, U.S. government securities, mortgage-backed securities, and commercial paper. The Fund may also invest in high-yield (i.e., "junk") bonds, as well as foreign government and corporate bonds that are denominated in U.S. dollars. The Fund seeks to achieve its objective by investing in securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. In selecting securities, the subadviser typically maintains an average portfolio duration of three to seven years.

The subadviser seeks value and may sell a security to take advantage of more favorable opportunities. The subadviser also may sell a bond as it gets closer to its maturity in order to maintain the Fund's target duration and achieve an attractive total return.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a bond.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed securities risk – through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

If the value of the Fund's investments goes down, you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table can help you evaluate the Fund's potential risks. The bar chart shows how the Fund's annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Please call 800-848-0920 for the Fund's current 30-day yield.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund's annual total returns have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-848-0920
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nationwide.com/mutualfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class D Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 6.49% – 3rd qtr. of 2009 Worst Quarter: -2.80% – 2nd qtr. of 2004
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2011:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the table for Class D shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the table for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class B, Class C and Class R2 shares are September 4, 2003, September 4, 2003 and October 1, 2003, respectively. Pre-inception historical performance for Class B and Class C shares is based on the previous performance of Class X and Class Y shares, respectively (neither of which are still offered by the Fund). Pre-inception historical performance for Class R2 shares is based on the previous performance of Class D shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	800-848-0920
Nationwide Bond Fund | Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	as a percentage of amount redeemed or exchanged within 7 days of purchase
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting operating expenses to 0.55% until at least February 28, 2013. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 34 of this Prospectus.